Restricted Stock Liabilities (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Dec. 15, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Restricted Stock Liabilities
Number of shares vested	1,064,549	1,064,549	1,064,549	1,064,549
Purchase price per share	$ 4.00			$ 4.00
Incremental stock-based compensation costs	$ 334,328
Reclassification of restricted stock awards and units from equity to liability classified upon modification	$ 3,800,734	$ 3,800,734		$ 3,800,734